Derivative Liability (Details)	9 Months Ended
Sep. 30, 2014
Convertible Note [Member] | August 22, 2014 measurement [Member]
Stock price volatility	219.00%
Convertible Note [Member] | September 30, 2014 measurement [Member]
Stock price volatility	211.00%
Convertible Note [Member] | Probability of default triggering [Member]
Stock price volatility	0.00%
Convertible Note [Member] | Probability of the Company redeeming the convertible note [Member]
Stock price volatility	0.00%
Warrant [Member] | June 30, 2014 [Member]
Stock price volatility	225.00%
Warrant [Member] | August 22, 2014 [Member]
Stock price volatility	219.00%
Warrant [Member] | September 30, 2014 [Member]
Stock price volatility	211.00%